Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square, Eighteenth and Arch Streets
Philadelphia, PA 19103-2799

troutman.com

John P. Falco

John.Falco@troutman.com

July 20, 2020

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust

1933 Act File No. 333-141120

1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 237 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust: the C Worldwide International Equities Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer Class A and Class I shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust John M. Ford, Esq.